Deposits Deposits Denominated in Foreign Currency Summary (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Noninterest-bearing Deposit Liabilities, Foreign	$ 3,060	$ 391
Interest-bearing Foreign Deposit, Money Market	361,029	378,418
Interest-bearing Foreign Deposit, Time Deposits	433,626	594,010
Deposits, Foreign	$ 797,715	$ 972,819